Employee benefits - Medical assistance provided to retirees (Details) - SEPACO - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Medical assistance plan expense	BRL 8,512	BRL 6,678	BRL 6,940
Economic and biometric assumptions
Long-term inflation	4.40%	5.50%
Discount rate
Economic and biometric assumptions
Discount rate	5.39%	5.65%
Sensitivity analysis of the obligation
Increase in assumptions (as a percent)	0.50%
Decrease in assumptions (as a percent)	0.50%
Effect on the benefit obligation of an increase in assumptions (as a percent)	(5.60%)
Increase (Decrease) In Defined Benefit Obligation Due To Reasonably Possible Decrease In Actuarial Assumption, Percent	6.10%
Medical costs
Economic and biometric assumptions
Real growth rate of medical costs	3.25%	3.00%
Rate of increase of utilization of medical assistance	3.25%	3.00%
Sensitivity analysis of the obligation
Increase in assumptions (as a percent)	0.50%
Decrease in assumptions (as a percent)	0.50%
Effect on the benefit obligation of an increase in assumptions (as a percent)	6.30%
Increase (Decrease) In Defined Benefit Obligation Due To Reasonably Possible Decrease In Actuarial Assumption, Percent	(5.80%)
Mortality rates
Economic and biometric assumptions
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of general mortality for invalids	IAPB 57	IAPB 57
Sensitivity analysis of the obligation
Increase in assumptions (in years)	1 year
Decrease in assumptions (in years)	1 year
Effect on the benefit obligation of an increase in assumptions (as a percent)	4.30%
Increase (Decrease) In Defined Benefit Obligation Due To Reasonably Possible Decrease In Actuarial Assumption, Percent	(4.30%)